DESCRIPTION OF THE PLAN - Additional Information (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Employee benefit plan, participant contribution, automatic, deferral rate	3.00%
Employee benefit plan, participant contribution, pre-tax or after-tax basis, maximum annual compensation, percentage	75.00%
Employee benefit plan, participant contribution, pretax, maximum annual compensation, amount	$ 23,500	$ 23,000
Employee benefit plan, participant contribution, pretax, maximum annual compensation, amount age 50 or older	$ 31,000	$ 30,500
Employee benefit plan, employer contribution, matching percentage	50.00%	50.00%
Employee benefit plan, vesting percentage	100.00%
Employee benefit plan, vesting service period percentage	100.00%
Employee benefit plan vesting service period	1 year
Employee benefit plan, benefit payments installments percentage	100.00%
Employee benefit plan, remaining forfeitures	$ 168,000	$ 118,000
Employee benefit plan, forfeitures allocated to participants	$ 150,000	$ 0
Employee benefit plan, percentage not vested and received distribution	100.00%
Employee benefit plan, note receivable from participant, account, maximum borrowing, amount	$ 50,000
Employee benefit plan, note receivable from participant, account, maximum borrowing, to total account, percentage	50.00%
Employee benefit plan maximum term general-purpose loans	5 years
Employee benefit plan maximum term of residential loans		10 years
Maximum
EBP, Description of Plan [Line Items]
Employee benefit plan, participant contribution matched percentage	12.00%	12.00%
Employee benefit plan, vested interest distribution rollover	$ 5,000
Employee benefit plan, asset held for investment, participant loan, interest rate	9.50%
Minimum
EBP, Description of Plan [Line Items]
Employee benefit plan, vested interest distribution rollover	$ 1,000
Employee benefit plan, asset held for investment, participant loan, interest rate	4.25%
Employee benefit plan, participant account balance required for distribution	$ 1,000